Deferred Income Tax and Income Tax Expense - Summary of Analysis of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	₩ 465,369	₩ 359,949	₩ 712,222	₩ 701,409
Deferred income tax liabilities	204,785	₩ 135,367	128,462	₩ 137,680
Gross carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	1,776,675		1,458,591
Deferred income tax liabilities	1,516,091		874,831
Gross carrying amount [member] | Less than 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	428,690		318,339
Deferred income tax liabilities	413,409		15,705
Gross carrying amount [member] | Over 12 months [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	1,347,985		1,140,252
Deferred income tax liabilities	₩ 1,102,682		₩ 859,126